UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

EuroPacific Growth Fund®

[photo of the Pegelturm water level tower and Blohm & Voss shipyard Hamburg Harbour, Germany]

Semi-annual report for the six months ended September 30, 2011

EuroPacific Growth Fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin. More than half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2011:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–17.66%	–1.83%	6.42%

The total annual fund operating expense ratio was 0.82% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details.

Results for other share classes can be found on page 5.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of the Pegelturm water level tower in Hamburg Harbour, Germany]

Fellow investors:

When EuroPacific Growth Fund’s fiscal year began in April, sentiment on the global economy had begun to shift from cautiously optimistic to highly uncertain. Volatility returned in force to markets as worries mounted regarding Europe’s debt crisis, unrest in the Middle East, slowing growth in China and a ratings downgrade of U.S. Treasury debt.

During this tumultuous period, nearly all equity markets tumbled, reflecting remarkable global correlation. For the six months ended September 30, 2011, the fund lost 20.1%. This result compares with the –19.3% return of the unmanaged MSCI All Country World ex USA Index, which measures more than 40 developed- and developing-country stock markets, and the –19.6% return of the Lipper International Funds Average.

[Begin Sidebar]
Results at a glance
For periods ended September 30, 2011, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	Six months	1 year	5 years	10 years	(since 4/16/84)

EuroPacific Growth Fund
(Class A shares)	–20.1%	–12.6%	–0.7%	7.1%	11.1%

MSCI All Country World
ex USA Index1,2	–19.3	–10.4	–1.1	7.3	—

Lipper International Funds
Average	–19.6	–10.9	–3.2	5.2	8.6

MSCI EAFE Index1	–17.5	–8.9	–3.0	5.5	8.7

1 The indexes are unmanaged and, therefore, have no expenses.
2 The index did not exist prior to December 31, 1987.
[End Sidebar]

Uncertain environment

Greece and other heavily indebted European nations dominated the headlines, as politicians across the region wrangled over debt-reduction plans and confidence in the region’s banking system remained fragile. Economic data weakened across the euro zone, with manufacturing activity contracting in August and again in September. Inflation rose at its fastest pace in three years; consumer prices jumped 3% in September. The European Central Bank (ECB) raised interest rates by 25 basis points to 1.5% in July, but then paused as signs of slowing growth mounted. The Bank of England also held rates steady despite rising inflation. In the U.S., rating agency Standard & Poor’s lowered its rating on U.S. debt to AA+ in August on concerns about the levels of public debt. This ignited several weeks of great volatility in the global markets.

Japan’s new prime minister grappled with a rising yen, warnings from the International Monetary Fund (IMF) about the country’s debt levels, and a credit rating cut by Moody’s — all following a series of devastating natural disasters. Despite central bank intervention to weaken the yen to help the country’s export sector, it climbed nearly 8% against the U.S. dollar and about 14% against the euro. In China, regulators unsettled markets when they tightened monetary policy, and the economy showed signs of slowing as those measures took effect. Property prices continued to drop, and growth in manufacturing activity decelerated. Brazil’s central bank surprised markets in August by reversing course, cutting its benchmark rate after months of tightening as it tried to balance a weakening global economy against the threat of inflation. India’s central bank raised its key interest rate for the 12th time in 18 months in an effort to stem inflation.

How the fund responded

Financials remained the fund’s largest sector at 15.9% of net assets, albeit reduced from 20.2% at the beginning of the fiscal year; overall, these holdings hurt the fund during the six months. Moody’s downgraded its ratings on several French banks, including Société Générale (–59.7%). The IMF forecast that the debt crisis could cost European banks some €300 billion in potential losses. France, Italy and Spain imposed bans on short-selling bank stocks. EuroPacific Growth Fund’s financial holdings in the region — such as Prudential (–24.5%), Deutsche Bank (–40.7%) and Barclays (–44.9%) — suffered. Financials in developing markets also had difficulties, including India’s Housing Development Finance Corp. (–17.9%), HDFC Bank (–10.4%) and ICICI Bank (–29.7%).

Telecommunications stocks, many of which we believe stand to benefit from the trend toward mobile computing, also did poorly in the period. Some of the fund’s largest holdings were telecommunications companies, including Brazil’s América Móvil (–24.0%) and Japan’s Softbank (–26.7%). Health care companies made up 9.7% of the portfolio, and while they had helped returns during the recession, many were pulled down in the most recent market drop. Three pharmaceutical companies were among the fund’s 10 largest: the fund’s largest holding, Novo Nordisk (–20.9%), third-largest Novartis (+2.9%) and eighth-largest Bayer (–29.0%).

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific Growth Fund invests primarily in the stocks of companies based in Europe and the Pacific Basin.1
			MSCI
			All Country
	EuroPacific		World
	Growth Fund		ex USA Index2
	(9/30/11)	(3/31/11)	(9/30/11)
Europe
Euro zone3	20.5%	25.4%	19.1%
United Kingdom	10.2	9.7	15.2
Switzerland	6.8	6.7	5.9
Denmark	2.9	3.2	.7
Sweden	1.8	2.1	2.0
Russia	1.0	1.1	1.5
Norway	.3	.6	.6
Other Europe	.4	.4	.8
	43.9	49.2	45.8

Pacific Basin
Japan	10.7	11.0	15.9
China	5.3	5.3	3.9
South Korea	4.6	3.9	3.4
Canada	4.0	3.8	8.2
Mexico	2.6	3.1	1.1
Hong Kong	2.4	2.3	1.8
Taiwan	2.4	2.6	2.6
Australia	1.6	1.7	5.8
Indonesia	.9	.8	.7
Other Pacific Basin	1.5	1.2	2.6
	36.0	35.7	46.0

Other
India	5.0	4.2	1.7
South Africa	1.8	1.7	1.8
Israel	1.0	.7	.4
Brazil	1.0	1.7	3.4
Other countries	—	.1	.9
	8.8	8.4	8.2
Short-term securities & other
assets less liabilities	11.3	6.7	—

Total	100.0%	100.0%	100.0%

1 A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
2 Weighted by market capitalization.
3 Countries using the euro as a common currency: Austria, Belgium, Cyprus, Estonia, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovakia, Slovenia and Spain.

[End Sidebar]

There was little that shone during the period; however, consumer staples companies, often considered defensive stocks, made up a significant portion of the fund at 10.1% and did not fall as much as other sectors. These included sixth-largest holding Nestlé (–4.1%), seventh-largest Anheuser-Busch InBev (–6.9%) and ninth-largest British American Tobacco (+5.6%). Information technology company Canon, the fund’s 10th-largest holding, also had a positive return (+4.0%).

The road ahead

Volatility could remain a theme over the next several months as macroeconomic and political issues draw the market’s attention. In the near term, the global economy could be slow to recover. In many countries, governments are cutting public spending and raising taxes, and central banks are pressing their available monetary levers to stabilize growth, employment and inflation.

While uncertainty persists, our investment approach remains consistent — we focus on quality companies that we believe are likely to thrive over time. We are steadfast in our company-by-company approach to researching and selecting investments. Our discipline involves thinking ahead, often years ahead, researching great companies and waiting for the right price to buy. Market volatility, while uncomfortable, has often provided us with opportunities. As always, we look for well-run companies trading at attractive prices that have the financial strength to overcome what we hope is short-term adversity.

We thank you, our fellow investors, for your continued support of EuroPacific Growth Fund’s long-term perspective on investing.

Sincerely,

/s/ Gina H. Despres

Gina H. Despres
Vice Chairman of the Board

/s/ Carl Kawaja

Carl Kawaja
President

November 9, 2011

For current information about the fund, visit americanfunds.com.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2011:

			10 years1/
	1 year	5 years	Life of class

Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–17.59%	–1.71%	6.41%
Not reflecting CDSC	–13.28	–1.40	6.41

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–14.20	–1.44	6.19
Not reflecting CDSC	–13.34	–1.44	6.19

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	–12.66	–0.69	7.01

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	–12.44	—	–4.07

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–17.70	–1.87	5.98
Not reflecting maximum sales charge	–12.69	–0.71	6.64

Class 529-B shares2,4 — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–17.68	–1.83	6.09
Not reflecting CDSC	–13.37	–1.51	6.09

Class 529-C shares4 — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–14.23	–1.51	5.75
Not reflecting CDSC	–13.37	–1.51	5.75

Class 529-E shares3,4 — first sold 3/7/02	–12.93	–1.01	5.77

Class 529-F-1 shares3,4 — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–12.49	–0.51	8.84

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Summary investment portfolio
unaudited
September 30, 2011

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Financials	15.89%
Consumer discretionary	10.78
Consumer staples	10.14
Information technology	9.71
Health care	9.66
Other industries	32.40
Bonds & notes	0.11
Short-term securities & other assets less liabilities	11.31
[end pie chart]

Country diversification	(percent of net assets)
Euro zone*	20.5%
Japan	10.7
United Kingdom	10.2
Switzerland	6.8
China	5.3
India	5.0
South Korea	4.6
Canada	4.0
Denmark	2.9
Mexico	2.6
Hong Kong	2.4
Taiwan	2.4
South Africa	1.8
Other countries	9.5
Short-term securities & other assets less liabilities	11.3

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal, and Spain.

			Percent
		Value	of net
Common stocks - 88.58%	Shares	(000)	assets

Financials - 15.89%
Housing Development Finance Corp. Ltd. (1)	65,696,730	$848,067	.96%
Prudential PLC (1)	87,373,984	747,850	.84
Deutsche Bank AG (1)	15,426,338	537,484	.61
HDFC Bank Ltd. (1)	54,845,000	517,078	.58
ICICI Bank Ltd. (1)	26,710,942	469,726	.53
Barclays PLC (1)	189,661,707	465,586	.52
Agricultural Bank of China, Class H (1)	1,290,094,000	414,612	.47
Fairfax Financial Holdings Ltd.	711,291	273,619
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	124,613	.45
Other securities		9,706,702	10.93
		14,105,337	15.89

Consumer discretionary - 10.78%
Honda Motor Co., Ltd. (1)	28,759,250	843,221	.95
Daimler AG (EUR denominated) (1)	18,117,122	802,485
Daimler AG	250,000	11,087	.92
Hyundai Motor Co. (1)	2,934,390	514,734	.58
Hyundai Mobis Co., Ltd. (1)	1,792,000	508,934	.57
Kia Motors Corp. (1)	7,729,160	461,996	.52
Hero MotoCorp Ltd. (1)	9,975,363	393,330	.44
Other securities		6,035,672	6.80
		9,571,459	10.78

Consumer staples - 10.14%
Nestlé SA (1)	25,976,200	1,427,920	1.61
Anheuser-Busch InBev NV (1)	20,530,623	1,088,809
Anheuser-Busch InBev NV, VVPR STRIPS (1) (2)	10,093,238	27	1.23
British American Tobacco PLC (1)	23,814,999	1,009,397	1.14
Danone SA (1)	8,502,168	523,234	.59
Tesco PLC (1)	71,905,501	420,608	.47
Pernod Ricard SA (1)	4,996,672	391,780	.44
Other securities		4,140,207	4.66
		9,001,982	10.14

Information technology - 9.71%
Samsung Electronics Co. Ltd. (1)	2,296,709	1,608,875
Samsung Electronics Co. Ltd., nonvoting preferred (1)	48,800	23,310	1.84
Canon, Inc. (1)	20,588,700	932,093	1.05
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	380,843,136	862,899
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	66,554	1.05
HTC Corp. (1)	36,492,840	801,713	.90
ASML Holding NV (1)	18,181,126	631,761	.71
Murata Manufacturing Co., Ltd. (1)	11,200,200	604,294	.68
Tencent Holdings Ltd. (1)	19,585,000	401,738	.45
Other securities		2,688,750	3.03
		8,621,987	9.71

Health care - 9.66%
Novo Nordisk A/S, Class B (1)	22,139,400	2,200,923	2.48
Novartis AG (1)	33,256,725	1,856,043	2.09
Bayer AG (1)	18,850,082	1,035,925	1.16
Teva Pharmaceutical Industries Ltd. (ADR)	22,647,300	842,932	.95
Roche Holding AG (1)	4,572,007	735,552	.83
UCB SA (1) (3)	11,918,602	507,521	.57
Other securities		1,398,635	1.58
		8,577,531	9.66

Industrials - 8.36%
Schneider Electric SA (1)	12,570,156	676,759	.76
Komatsu Ltd. (1)	22,789,600	492,123	.56
Ryanair Holdings PLC (ADR) (2)	17,233,200	443,755	.50
Siemens AG (1)	4,757,000	429,758	.48
Other securities		5,377,186	6.06
		7,419,581	8.36

Telecommunication services - 7.76%
América Móvil, SAB de CV, Series L (ADR)	84,432,402	1,864,268
América Móvil, SAB de CV, Series L	140,040,000	154,596	2.27
SOFTBANK CORP. (1)	49,426,900	1,446,869	1.63
MTN Group Ltd. (1)	36,324,200	594,296	.67
Koninklijke KPN NV (1)	34,782,000	457,889	.52
Other securities		2,369,780	2.67
		6,887,698	7.76

Materials - 6.37%
Syngenta AG (1)	2,074,315	537,371	.61
Linde AG (1)	3,095,500	412,855	.46
Other securities		4,705,817	5.30
		5,656,043	6.37

Energy - 6.12%
BP PLC (1)	123,652,164	741,654	.83
Canadian Natural Resources, Ltd.	17,722,600	520,397	.59
Royal Dutch Shell PLC, Class B (1)	12,965,000	402,690
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	80,231	.54
INPEX CORP. (1)	67,300	414,730	.47
Other securities		3,274,414	3.69
		5,434,116	6.12

Utilities - 1.95%
Other securities		1,729,044	1.95

Miscellaneous - 1.84%
Other common stocks in initial period of acquisition		1,630,994	1.84

Total common stocks (cost: $70,795,007,000)		78,635,772	88.58

	Principal		Percent
	amount	Value	of net
Bonds & notes - 0.11%	(000)	(000)	assets

Bonds & notes of U.S. government agency - 0.11%
Freddie Mac 1.25% 2012	$100,000	100,635	.11

Total bonds & notes (cost: $100,601,000)		100,635	.11

	Principal		Percent
	amount	Value	of net
Short-term securities - 11.29%	(000)	(000)	assets

Freddie Mac 0.09%-0.21% due 10/19/2011-8/8/2012	$2,907,930	2,906,964	3.28
Fannie Mae 0.08%-0.23% due 10/20/2011-8/2/2012	2,478,624	2,477,895	2.79
Federal Home Loan Bank 0.09%-0.32% due 10/26/2011-8/22/2012	1,282,900	1,282,219	1.44
U.S. Treasury Bills 0.144%-0.225% due 11/17/2011-6/28/2012	681,100	680,955	.77
Nestlé Finance International Ltd. 0.10%-0.12% due 10/19/2011	110,900	110,895
Nestlé Capital Corp. 0.11% due 11/29/2011 (4)	4,700	4,699	.13
Novartis Securities Investment Ltd. 0.13%-0.18% due 11/14-11/15/2011 (4)	37,650	37,638	.04
Other securities		2,516,592	2.84

Total short-term securities (cost: $10,014,766,000)		10,017,857	11.29

Total investment securities (cost: $80,910,374,000)		88,754,264	99.98
Other assets less liabilities		18,401	.02

Net assets		$88,772,665	100.00%
\

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended September 30, 2011, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/2011 (000)
UCB SA (1)	11,918,602	-	-	11,918,602	$14,705	$507,521
Nitto Denko Corp. (1)	6,910,700	1,790,600	-	8,701,300	6,022	342,772
Capita Group PLC (1)	31,129,005	-	-	31,129,005	10,434	340,238
Techtronic Industries Co. Ltd. (1) (5)	86,710,000	-	37,392,000	49,318,000	1,116	-
					$32,277	$1,190,531

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $69,206,434,000, which represented 77.96% of the net assets of the fund. This amount includes $69,097,017,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $1,416,050,000, which represented 1.60% of the net assets of the fund.

(5) Unaffiliated issuer at 9/30/2011.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $79,624,132)	$87,563,733
Affiliated issuers (cost: $1,286,242)	1,190,531	$88,754,264
Cash denominated in currencies other than U.S. dollars (cost: $22,408)		22,401
Cash		739
Unrealized appreciation on open forward currency contracts		26,989
Receivables for:
Sales of investments	294,012
Sales of fund's shares	226,481
Dividends and interest	203,319	723,812
		89,528,205
Liabilities:
Payables for:
Purchases of investments	263,420
Repurchases of fund's shares	426,129
Closed forward currency contracts	263
Investment advisory services	32,723
Services provided by related parties	28,603
Trustees' deferred compensation	2,850
Other	1,552	755,540
Net assets at September 30, 2011		$88,772,665

Net assets consist of:
Capital paid in on shares of beneficial interest		$92,440,566
Undistributed net investment income		1,020,289
Accumulated net realized loss		(12,554,016)
Net unrealized appreciation		7,865,826
Net assets at September 30, 2011		$88,772,665

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (2,608,156 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$29,151,758	852,318	$34.20
Class B	499,149	14,794	33.74
Class C	2,067,255	62,203	33.23
Class F-1	6,873,959	202,042	34.02
Class F-2	5,232,647	152,850	34.23
Class 529-A	795,030	23,449	33.90
Class 529-B	54,386	1,637	33.23
Class 529-C	281,566	8,509	33.09
Class 529-E	43,830	1,305	33.58
Class 529-F-1	56,303	1,659	33.94
Class R-1	259,204	7,880	32.90
Class R-2	1,012,455	30,585	33.10
Class R-3	6,150,122	183,516	33.51
Class R-4	10,804,021	321,314	33.62
Class R-5	12,601,250	368,153	34.23
Class R-6	12,889,730	375,942	34.29

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $202,939;
also includes $32,277 from affiliates)	$1,722,919
Interest	7,752	$1,730,671

Fees and expenses*:
Investment advisory services	228,272
Distribution services	114,845
Transfer agent services	24,312
Administrative services	45,455
Reports to shareholders	2,405
Registration statement and prospectus	991
Trustees' compensation	(64)
Auditing and legal	52
Custodian	11,964
Other	1,060	429,292
Net investment income		1,301,379

Net realized loss and unrealized depreciation
on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $443; also includes $35,729 net loss from affiliates)	(439,008)
Forward currency contracts	64,963
Currency transactions	7,239	(366,806)
Net unrealized (depreciation) appreciation on:
Investments	(23,464,904)
Forward currency contracts	27,360
Currency translations	(7,589)	(23,445,133)
Net realized loss and unrealized depreciation
on investments, forward currency contracts and currency		(23,811,939)
Net decrease in net assets resulting
from operations		$(22,510,560)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended September 30, 2011*	Year ended March 31, 2011
Operations:
Net investment income	$1,301,379	$1,416,826
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(366,806)	1,659,466
Net unrealized (depreciation) appreciation on investments, forward currency contracts and currency translations	(23,445,133)	9,217,676
Net (decrease) increase in net assets resulting from operations	(22,510,560)	12,293,968

Dividends paid to shareholders from net investment income	-	(1,525,621)

Net capital share transactions	(1,978,991)	14,474

Total (decrease) increase in net assets	(24,489,551)	10,782,821

Net assets:
Beginning of period	113,262,216	102,479,395
End of period (including undistributed and distributions in excess of
net investment income: $1,020,289 and $(281,090), respectively)	$88,772,665	$113,262,216

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
            unaudited

1.	Organization

EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing primarily in the securities of companies based in Europe and the Pacific Basin. In 2009, shareholders approved a proposal to reorganize the fund from a Massachusetts business trust to a Delaware statutory trust. The reorganization may be completed in 2012; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$2,157,375	$11,876,477	*	$-	$14,033,852
Consumer discretionary	305,888	9,265,571	*	-	9,571,459
Consumer staples	151,341	8,850,641	*	-	9,001,982
Information technology	433,332	8,188,655	*	-	8,621,987
Health care	842,932	7,734,599	*	-	8,577,531
Industrials	552,686	6,866,895	*	-	7,419,581
Telecommunication services	2,407,722	4,479,976	*	-	6,887,698
Materials	654,648	5,001,395	*	-	5,656,043
Energy	1,731,230	3,702,886	*	-	5,434,116
Utilities	-	1,729,044	*	-	1,729,044
Miscellaneous	192,184	1,510,295	*	-	1,702,479
Bonds & notes	-	100,635		-	100,635
Short-term securities	-	10,017,857		-	10,017,857
Total	$9,429,338	$79,324,926		$-	$88,754,264

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $69,097,017,000 of investment securities were classified as Level 2 instead of Level 1.

Forward currency contracts (†):	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$-	$26,989	$-	$26,989

(†) Forward currency contracts are not included in the investment portfolio.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including factors directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries – Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2007, by state tax authorities for tax years before 2006 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2011, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$410,893
Post-October currency loss deferrals (realized during the period November 1, 2010, through March 31, 2011)*		(35,874)
Capital loss carryforwards†:
Expiring 2017	$(3,126,924)
Expiring 2018	(8,747,831)	(11,874,755)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after March 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of September 30, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$14,965,651
Gross unrealized depreciation on investment securities	(8,181,546)
Net unrealized appreciation on investment securities	6,784,105
Cost of investment securities	81,970,159

No distributions were paid to shareholders during the six months ended September 30, 2011. Tax-basis distributions paid to shareholders from ordinary income during the year ended March 31, 2011, was as follows (dollars in thousands):

Share class
Class A	$538,555
Class B	4,373
Class C	18,719
Class F-1	120,161
Class F-2	88,151
Class 529-A	12,697
Class 529-B	416
Class 529-C	2,291
Class 529-E	580
Class 529-F-1	1,031
Class R-1	2,414
Class R-2	9,285
Class R-3	84,818
Class R-4	177,635
Class R-5	267,158
Class R-6	197,337
Total	$1,525,621

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion. For the six months ended September 30, 2011, the investment advisory services fee was $228,272,000, which was equivalent to an annualized rate of 0.422% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended September 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$43,461	$23,946	Not applicable	Not applicable	Not applicable
Class B	3,276	366	Not applicable	Not applicable	Not applicable
Class C	13,135	Included in administrative services	$1,770	$274	Not applicable
Class F-1	10,462		6,202	419	Not applicable
Class F-2	Not applicable		4,037	121	Not applicable
Class 529-A	983		481	76	$474
Class 529-B	352		36	12	35
Class 529-C	1,701		173	48	170
Class 529-E	132		24	4	27
Class 529-F-1	-		35	6	34
Class R-1	1,573		228	28	Not applicable
Class R-2	4,726		939	1,634	Not applicable
Class R-3	18,598		5,542	1,445	Not applicable
Class R-4	16,446		9,875	57	Not applicable
Class R-5	Not applicable		7,614	26	Not applicable
Class R-6	Not applicable		3,588	21	Not applicable
Total	$114,845	$24,312	$40,544	$4,171	$740

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(64,000), shown on the accompanying financial statements, includes $193,000 in current fees (either paid in cash or deferred) and a net decrease of $257,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2011
Class A	$1,650,302	40,651	$-	-	$(4,470,600)	(109,061)	$(2,820,298)	(68,410)
Class B	5,989	147	-	-	(114,931)	(2,846)	(108,942)	(2,699)
Class C	90,175	2,236	-	-	(327,450)	(8,291)	(237,275)	(6,055)
Class F-1	965,473	24,060	-	-	(1,213,755)	(30,238)	(248,282)	(6,178)
Class F-2	1,133,693	27,538	-	-	(789,553)	(19,936)	344,140	7,602
Class 529-A	65,161	1,600	-	-	(52,393)	(1,297)	12,768	303
Class 529-B	842	21	-	-	(10,638)	(268)	(9,796)	(247)
Class 529-C	20,700	519	-	-	(22,918)	(581)	(2,218)	(62)
Class 529-E	3,687	91	-	-	(3,338)	(84)	349	7
Class 529-F-1	6,754	164	-	-	(7,105)	(177)	(351)	(13)
Class R-1	33,960	868	-	-	(38,430)	(981)	(4,470)	(113)
Class R-2	145,402	3,657	-	-	(222,703)	(5,590)	(77,301)	(1,933)
Class R-3	828,870	20,715	-	-	(927,228)	(23,094)	(98,358)	(2,379)
Class R-4	1,712,104	42,607	-	-	(1,948,236)	(48,553)	(236,132)	(5,946)
Class R-5	1,690,877	41,292	-	-	(2,441,988)	(60,487)	(751,111)	(19,195)
Class R-6	3,398,094	81,982	-	-	(1,139,808)	(27,799)	2,258,286	54,183
Total net increase
(decrease)	$11,752,083	288,148	$-	-	$(13,731,074)	(339,283)	$(1,978,991)	(51,135)

Year ended March 31, 2011
Class A	$4,005,760	101,815	$515,723	12,591	$(9,353,275)	(240,458)	$(4,831,792)	(126,052)
Class B	18,399	474	4,257	105	(277,341)	(7,251)	(254,685)	(6,672)
Class C	282,731	7,409	17,831	445	(623,657)	(16,547)	(323,095)	(8,693)
Class F-1	2,440,819	63,452	109,283	2,682	(3,157,395)	(81,743)	(607,293)	(15,609)
Class F-2	2,585,449	65,531	58,528	1,430	(1,018,855)	(26,020)	1,625,122	40,941
Class 529-A	141,835	3,629	12,693	312	(90,645)	(2,347)	63,883	1,594
Class 529-B	2,040	53	415	10	(22,876)	(603)	(20,421)	(540)
Class 529-C	50,481	1,318	2,290	58	(42,195)	(1,123)	10,576	253
Class 529-E	7,843	202	580	14	(5,079)	(132)	3,344	84
Class 529-F-1	15,949	405	1,031	26	(9,107)	(232)	7,873	199
Class R-1	89,610	2,384	2,399	60	(71,226)	(1,922)	20,783	522
Class R-2	349,781	9,185	9,275	233	(437,886)	(11,578)	(78,830)	(2,160)
Class R-3	2,006,663	52,221	84,751	2,106	(2,144,430)	(56,436)	(53,016)	(2,109)
Class R-4	4,113,590	106,364	177,506	4,407	(3,002,724)	(78,378)	1,288,372	32,393
Class R-5	3,883,229	99,542	266,087	6,504	(5,872,150)	(151,830)	(1,722,834)	(45,784)
Class R-6	6,296,062	160,431	196,630	4,801	(1,606,205)	(40,991)	4,886,487	124,241
Total net increase
(decrease)	$26,290,241	674,415	$1,459,279	35,784	$(27,735,046)	(717,591)	$14,474	(7,392)

(*)Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,422,930,000 and $14,502,985,000, respectively, during the six months ended September 30, 2011.

9.	Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund values forward currency contracts based on the applicable exchange rate and records unrealized appreciation or depreciation for open forward currency contracts in the statement of assets and liabilities. The fund records realized gains or losses at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the statement of operations.

As of September 30, 2011, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
			Contract amount		Unrealized appreciation at
	Settlement date	Counterparty	Receive	Deliver	9/30/2011

Sales:
Australian dollars	10/27/2011	UBS AG	$108,028	$ A112,000	$311
Euros	10/11/2011	JPMorgan Chase	$91,491	€65,000	4,416
Euros	10/13/2011	HSBC Bank	$232,560	€170,000	4,829
Euros	10/14/2011	Citibank	$239,374	€175,000	4,946
Euros	10/26/2011	UBS AG	$239,225	€175,000	4,817
Euros	10/26/2011	JPMorgan Chase	$239,132	€175,000	4,724
Euros	11/3/2011	Citibank	$75,761	€55,900	887
Swiss francs	10/21/2011	UBS AG	$80,974	CHF71,500	2,059
					$26,989

Financial highlights(1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 9/30/2011(5)	$42.81	$.49	$(9.10)	$(8.61)	$-	$-	$-	$34.20	(20.11)%	$29,152	.82	%(6)	.82	%(6)	2.40	%(6)
	Year ended 3/31/2011	38.62	.54	4.22	4.76	(.57)	-	(.57)	42.81	12.39	39,417	.82		.82		1.39
	Year ended 3/31/2010	25.78	.51	12.95	13.46	(.62)	-	(.62)	38.62	52.23	40,426	.85		.85		1.45
	Year ended 3/31/2009	46.83	.88	(19.76)	(18.88)	(.78)	(1.39)	(2.17)	25.78	(40.54)	28,192	.83		.80		2.40
	Year ended 3/31/2008	47.92	.95	2.60	3.55	(1.01)	(3.63)	(4.64)	46.83	6.40	57,445	.79		.74		1.87
	Year ended 3/31/2007	44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407	.79		.75		1.54

Class B:	Six months ended 9/30/2011(5)	42.39	.34	(8.99)	(8.65)	-	-	-	33.74	(20.41)	499	1.57(6)		1.57(6)		1.69(6)
	Year ended 3/31/2011	38.21	.26	4.15	4.41	(.23)	-	(.23)	42.39	11.57	741	1.57		1.57		.69
	Year ended 3/31/2010	25.52	.26	12.79	13.05	(.36)	-	(.36)	38.21	51.12	923	1.59		1.59		.77
	Year ended 3/31/2009	46.14	.62	(19.44)	(18.82)	(.41)	(1.39)	(1.80)	25.52	(40.98)	765	1.57		1.54		1.70
	Year ended 3/31/2008	47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52		1.48		1.12
	Year ended 3/31/2007	43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54		1.50		.78

Class C:	Six months ended 9/30/2011(5)	41.76	.32	(8.85)	(8.53)	-	-	-	33.23	(20.43)	2,067	1.61(6)		1.61(6)		1.62(6)
	Year ended 3/31/2011	37.70	.23	4.10	4.33	(.27)	-	(.27)	41.76	11.51	2,851	1.61		1.61		.60
	Year ended 3/31/2010	25.21	.22	12.65	12.87	(.38)	-	(.38)	37.70	51.06	2,901	1.63		1.63		.66
	Year ended 3/31/2009	45.64	.58	(19.20)	(18.62)	(.42)	(1.39)	(1.81)	25.21	(41.00)	1,927	1.62		1.58		1.63
	Year ended 3/31/2008	46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57		1.53		1.06
	Year ended 3/31/2007	43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62		1.58		.69

Class F-1:	Six months ended 9/30/2011(5)	42.59	.48	(9.05)	(8.57)	-	-	-	34.02	(20.12)	6,874	.86(6)		.86(6)		2.35(6)
	Year ended 3/31/2011	38.43	.52	4.20	4.72	(.56)	-	(.56)	42.59	12.36	8,868	.85		.85		1.35
	Year ended 3/31/2010	25.66	.49	12.91	13.40	(.63)	-	(.63)	38.43	52.24	8,601	.86		.86		1.39
	Year ended 3/31/2009	46.62	.87	(19.68)	(18.81)	(.76)	(1.39)	(2.15)	25.66	(40.55)	5,097	.84		.81		2.38
	Year ended 3/31/2008	47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328	.81		.77		1.81
	Year ended 3/31/2007	44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639	.82		.78		1.50

Class F-2:	Six months ended 9/30/2011(5)	42.80	.53	(9.10)	(8.57)	-	-	-	34.23	(20.03)	5,233	.58(6)		.58(6)		2.58(6)
	Year ended 3/31/2011	38.62	.61	4.25	4.86	(.68)	-	(.68)	42.80	12.65	6,216	.59		.59		1.54
	Year ended 3/31/2010	25.78	.47	13.10	13.57	(.73)	-	(.73)	38.62	52.65	4,028	.60		.60		1.31
	Period from 8/1/2008 to 3/31/2009	43.75	.29	(16.05)	(15.76)	(.82)	(1.39)	(2.21)	25.78	(36.26)	806	.63	(6)	.61	(6)	1.59	(6)

Class 529-A:	Six months ended 9/30/2011(5)	42.45	.47	(9.02)	(8.55)	-	-	-	33.90	(20.14)	795	.88(6)		.88(6)		2.31(6)
	Year ended 3/31/2011	38.31	.51	4.20	4.71	(.57)	-	(.57)	42.45	12.36	982	.87		.87		1.31
	Year ended 3/31/2010	25.59	.48	12.86	13.34	(.62)	-	(.62)	38.31	52.14	826	.89		.89		1.37
	Year ended 3/31/2009	46.53	.82	(19.59)	(18.77)	(.78)	(1.39)	(2.17)	25.59	(40.54)	497	.87		.83		2.30
	Year ended 3/31/2008	47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789	.83		.79		1.78
	Year ended 3/31/2007	44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601	.83		.79		1.45

Class 529-B:	Six months ended 9/30/2011(5)	41.77	.31	(8.85)	(8.54)	-	-	-	33.23	(20.44)	54	1.69(6)		1.69(6)		1.56(6)
	Year ended 3/31/2011	37.68	.21	4.09	4.30	(.21)	-	(.21)	41.77	11.43	79	1.68		1.68		.56
	Year ended 3/31/2010	25.20	.20	12.63	12.83	(.35)	-	(.35)	37.68	50.94	91	1.71		1.71		.59
	Year ended 3/31/2009	45.71	.53	(19.20)	(18.67)	(.45)	(1.39)	(1.84)	25.20	(41.03)	63	1.69		1.65		1.49
	Year ended 3/31/2008	46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66		1.61		.97
	Year ended 3/31/2007	43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67		1.63		.63

Class 529-C:	Six months ended 9/30/2011(5)	41.60	.30	(8.81)	(8.51)	-	-	-	33.09	(20.46)	282	1.68(6)		1.68(6)		1.52(6)
	Year ended 3/31/2011	37.58	.20	4.09	4.29	(.27)	-	(.27)	41.60	11.46	356	1.67		1.67		.52
	Year ended 3/31/2010	25.14	.20	12.62	12.82	(.38)	-	(.38)	37.58	50.98	313	1.70		1.70		.57
	Year ended 3/31/2009	45.63	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.14	(41.05)	191	1.68		1.65		1.49
	Year ended 3/31/2008	46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65		1.61		.96
	Year ended 3/31/2007	43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67		1.63		.62

Class 529-E:	Six months ended 9/30/2011(5)	$42.11	$.41	$(8.94)	$(8.53)	$-	$-	$-	$33.58	(20.26)%	$44	1.16	%(6)	1.16	%(6)	2.03	%(6)
	Year ended 3/31/2011	38.02	.39	4.16	4.55	(.46)	-	(.46)	42.11	12.03	55	1.16		1.16		1.02
	Year ended 3/31/2010	25.41	.37	12.77	13.14	(.53)	-	(.53)	38.02	51.73	46	1.19		1.19		1.08
	Year ended 3/31/2009	46.17	.71	(19.42)	(18.71)	(.66)	(1.39)	(2.05)	25.41	(40.73)	28	1.17		1.14		2.00
	Year ended 3/31/2008	47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14		1.10		1.47
	Year ended 3/31/2007	43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15		1.11		1.14

Class 529-F-1:	Six months ended 9/30/2011(5)	42.45	.51	(9.02)	(8.51)	-	-	-	33.94	(20.03)	56	.67(6)		.67(6)		2.52(6)
	Year ended 3/31/2011	38.30	.58	4.22	4.80	(.65)	-	(.65)	42.45	12.58	71	.66		.66		1.50
	Year ended 3/31/2010	25.57	.55	12.86	13.41	(.68)	-	(.68)	38.30	52.47	56	.69		.69		1.58
	Year ended 3/31/2009	46.54	.88	(19.60)	(18.72)	(.86)	(1.39)	(2.25)	25.57	(40.44)	33	.67		.64		2.48
	Year ended 3/31/2008	47.65	.99	2.62	3.61	(1.09)	(3.63)	(4.72)	46.54	6.55	51	.64		.60		1.96
	Year ended 3/31/2007	43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39	.65		.61		1.61

Class R-1:	Six months ended 9/30/2011(5)	41.34	.31	(8.75)	(8.44)	-	-	-	32.90	(20.44)	259	1.61(6)		1.61(6)		1.59(6)
	Year ended 3/31/2011	37.36	.21	4.08	4.29	(.31)	-	(.31)	41.34	11.52	330	1.62		1.62		.57
	Year ended 3/31/2010	25.01	.20	12.57	12.77	(.42)	-	(.42)	37.36	51.08	279	1.64		1.64		.59
	Year ended 3/31/2009	45.45	.54	(19.09)	(18.55)	(.50)	(1.39)	(1.89)	25.01	(41.01)	143	1.61		1.57		1.55
	Year ended 3/31/2008	46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61		1.57		.99
	Year ended 3/31/2007	43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62		1.58		.61

Class R-2:	Six months ended 9/30/2011(5)	41.60	.32	(8.82)	(8.50)	-	-	-	33.10	(20.43)	1,013	1.61(6)		1.61(6)		1.61(6)
	Year ended 3/31/2011	37.56	.23	4.09	4.32	(.28)	-	(.28)	41.60	11.54	1,353	1.61		1.61		.60
	Year ended 3/31/2010	25.13	.20	12.62	12.82	(.39)	-	(.39)	37.56	51.02	1,303	1.66		1.66		.60
	Year ended 3/31/2009	45.62	.53	(19.17)	(18.64)	(.46)	(1.39)	(1.85)	25.13	(41.05)	784	1.68		1.64		1.51
	Year ended 3/31/2008	46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61		1.57		1.01
	Year ended 3/31/2007	43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67		1.59		.66

Class R-3:	Six months ended 9/30/2011(5)	42.01	.42	(8.92)	(8.50)	-	-	-	33.51	(20.23)	6,150	1.14(6)		1.14(6)		2.06(6)
	Year ended 3/31/2011	37.93	.41	4.13	4.54	(.46)	-	(.46)	42.01	12.03	7,810	1.13		1.13		1.06
	Year ended 3/31/2010	25.35	.38	12.75	13.13	(.55)	-	(.55)	37.93	51.80	7,131	1.15		1.15		1.10
	Year ended 3/31/2009	46.04	.77	(19.41)	(18.64)	(.66)	(1.39)	(2.05)	25.35	(40.70)	4,139	1.11		1.08		2.14
	Year ended 3/31/2008	47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11		1.07		1.55
	Year ended 3/31/2007	43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15		1.10		1.14

Class R-4:	Six months ended 9/30/2011(5)	42.09	.48	(8.95)	(8.47)	-	-	-	33.62	(20.12)	10,804	.85(6)		.85(6)		2.36(6)
	Year ended 3/31/2011	38.00	.51	4.16	4.67	(.58)	-	(.58)	42.09	12.35	13,775	.85		.85		1.32
	Year ended 3/31/2010	25.37	.50	12.76	13.26	(.63)	-	(.63)	38.00	52.21	11,204	.86		.86		1.43
	Year ended 3/31/2009	46.17	.81	(19.43)	(18.62)	(.79)	(1.39)	(2.18)	25.37	(40.53)	7,290	.85		.82		2.29
	Year ended 3/31/2008	47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970	.85		.81		1.75
	Year ended 3/31/2007	43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627	.87		.82		1.41

Class R-5:	Six months ended 9/30/2011(5)	42.78	.55	(9.10)	(8.55)	-	-	-	34.23	(19.99)	12,601	.55(6)		.55(6)		2.66(6)
	Year ended 3/31/2011	38.59	.65	4.22	4.87	(.68)	-	(.68)	42.78	12.70	16,572	.55		.55		1.65
	Year ended 3/31/2010	25.75	.63	12.93	13.56	(.72)	-	(.72)	38.59	52.70	16,716	.56		.56		1.80
	Year ended 3/31/2009	46.86	.93	(19.74)	(18.81)	(.91)	(1.39)	(2.30)	25.75	(40.37)	13,529	.54		.51		2.60
	Year ended 3/31/2008	47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731	.55		.50		2.05
	Year ended 3/31/2007	44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993	.57		.52		1.70

Class R-6:	Six months ended 9/30/2011(5)	42.85	.54	(9.10)	(8.56)	-	-	-	34.29	(19.98)	12,890	.50(6)		.50(6)		2.63(6)
	Year ended 3/31/2011	38.65	.63	4.28	4.91	(.71)	-	(.71)	42.85	12.78	13,786	.50		.50		1.61
	Period from 5/1/2009 to 3/31/2010	28.64	.42	10.30	10.72	(.71)	-	(.71)	38.65	37.43	7,635	.52	(6)	.52	(6)	1.26	(6)

	Six months ended September 30,	Year ended March 31
	2011(5)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	11%	31%	26%	41%	38%	27%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
                                                                                                                             unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2011, through September 30, 2011).

Actual expenses:
The first line of each share class in the table on page 36 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on page 36 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2011	Ending account value 9/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$798.88	$3.69	.82%
Class A -- assumed 5% return	1,000.00	1,020.90	4.14	.82
Class B -- actual return	1,000.00	795.93	7.05	1.57
Class B -- assumed 5% return	1,000.00	1,017.15	7.92	1.57
Class C -- actual return	1,000.00	795.73	7.23	1.61
Class C -- assumed 5% return	1,000.00	1,016.95	8.12	1.61
Class F-1 -- actual return	1,000.00	798.79	3.87	.86
Class F-1 -- assumed 5% return	1,000.00	1,020.70	4.34	.86
Class F-2 -- actual return	1,000.00	799.75	2.61	.58
Class F-2 -- assumed 5% return	1,000.00	1,022.10	2.93	.58
Class 529-A -- actual return	1,000.00	798.58	3.96	.88
Class 529-A -- assumed 5% return	1,000.00	1,020.60	4.45	.88
Class 529-B -- actual return	1,000.00	795.56	7.59	1.69
Class 529-B -- assumed 5% return	1,000.00	1,016.55	8.52	1.69
Class 529-C -- actual return	1,000.00	795.42	7.54	1.68
Class 529-C -- assumed 5% return	1,000.00	1,016.60	8.47	1.68
Class 529-E -- actual return	1,000.00	797.42	5.21	1.16
Class 529-E -- assumed 5% return	1,000.00	1,019.20	5.86	1.16
Class 529-F-1 -- actual return	1,000.00	799.73	3.01	.67
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.65	3.39	.67
Class R-1 -- actual return	1,000.00	795.61	7.23	1.61
Class R-1 -- assumed 5% return	1,000.00	1,016.95	8.12	1.61
Class R-2 -- actual return	1,000.00	795.66	7.23	1.61
Class R-2 -- assumed 5% return	1,000.00	1,016.95	8.12	1.61
Class R-3 -- actual return	1,000.00	797.67	5.12	1.14
Class R-3 -- assumed 5% return	1,000.00	1,019.30	5.76	1.14
Class R-4 -- actual return	1,000.00	798.78	3.82	.85
Class R-4 -- assumed 5% return	1,000.00	1,020.75	4.29	.85
Class R-5 -- actual return	1,000.00	800.13	2.48	.55
Class R-5 -- assumed 5% return	1,000.00	1,022.25	2.78	.55
Class R-6 -- actual return	1,000.00	800.23	2.25	.50
Class R-6 -- assumed 5% return	1,000.00	1,022.50	2.53	.50

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Offices of the fund and
of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete September 30, 2011, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 89% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 65% of 10-year periods and 75% of 20-year periods.* Our fund management fees have consistently been among the lowest in the industry.†

*Based on Class A share results for periods through 12/31/10. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
†Based on management fees for the 20-year period ended 12/31/10 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-916-1111P

Litho in USA BG/RRD/8082-S28720

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

EuroPacific Growth Fund®
Investment portfolio

September 30, 2011
unaudited

Common stocks — 88.58%	Shares	Value (000)

FINANCIALS — 15.89%
Housing Development Finance Corp. Ltd.1	65,696,730	$848,067
Prudential PLC1	87,373,984	747,850
Deutsche Bank AG1	15,426,338	537,484
HDFC Bank Ltd.1	54,845,000	517,078
ICICI Bank Ltd.1	26,710,942	469,726
Barclays PLC1	189,661,707	465,586
Agricultural Bank of China, Class H1	1,290,094,000	414,612
Fairfax Financial Holdings Ltd.	711,291	273,619
Fairfax Financial Holdings Ltd. (CAD denominated)	325,000	124,613
Société Générale1	14,450,242	378,618
Ping An Insurance (Group) Co. of China, Ltd., Class H1	66,110,000	369,524
PT Bank Central Asia Tbk1	407,000,000	350,698
Toronto-Dominion Bank	4,925,000	350,564
Hana Financial Holdings1	11,921,600	346,453
Banco Bradesco SA, preferred nominative	23,365,243	344,343
AXA SA1	26,511,996	344,235
AIA Group Ltd.1	118,192,400	334,530
Banco Bilbao Vizcaya Argentaria, SA1	39,204,326	319,441
Bank of Nova Scotia	6,420,000	322,991
Banco Santander, SA1	37,204,208	304,146
Bank of China Ltd., Class H1	977,853,600	298,369
Resona Holdings, Inc.1	61,839,900	292,793
Kotak Mahindra Bank Ltd.1	31,467,137	292,218
Industrial and Commercial Bank of China Ltd., Class H1	590,830,409	285,591
Sun Hung Kai Properties Ltd.1	24,199,000	274,175
UBS AG1,2	21,966,786	250,053
Sberbank of Russia (ADR)	20,648,375	177,576
Sberbank of Russia (ADR)1	6,900,000	60,187
Credit Suisse Group AG1	8,945,871	232,138
China Life Insurance Co. Ltd., Class H1	90,250,000	213,328
Erste Bank der oesterreichischen Sparkassen AG1	7,860,288	200,351
Ayala Land, Inc.1	601,283,600	198,934
Sampo Oyj, Class A1	7,528,722	188,563
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,561,803	132,879
Itaú Unibanco Holding SA, preferred nominative	3,247,590	50,175
Siam Commercial Bank PCL1	54,300,200	182,920
Sino Land Co. Ltd.1	125,623,732	166,169
BNP Paribas SA1	4,057,508	160,606
DnB NOR ASA1	16,010,883	159,840
ING Groep NV, depository receipts1,2	21,970,000	154,625
DLF Ltd.1	35,157,675	153,943
Woori Finance Holdings Co., Ltd.1	16,584,000	136,106
Daito Trust Construction Co., Ltd.1	1,315,000	120,579
Brookfield Asset Management Inc.	4,345,000	119,705
Royal Bank of Canada	2,586,539	118,627
Lloyds Banking Group PLC1,2	214,929,895	113,969
China Taiping Insurance Holdings Co. Ltd.1,2	58,820,000	112,144
China Construction Bank Corp., Class H1	172,270,000	102,795
PT Bank Mandiri (Persero) Tbk, Series B1	138,912,075	97,009
Westfield Group1	12,965,000	95,990
HSBC Holdings PLC (Hong Kong)1	11,738,967	90,284
Türkiye Garanti Bankasi AS1	22,163,923	85,933
PartnerRe Holdings Ltd.	1,395,000	72,917
CITIC Securities Co. Ltd., Class H1,2	41,856,000	71,485
Banco Santander (Brasil) SA, units	7,946,600	57,986
Banco Santander (Brasil) SA, units (ADR)	1,554,600	11,380
Allianz SE1	626,500	58,954
China Pacific Insurance (Group) Co., Ltd., Class H1	16,953,000	48,833
Standard Chartered PLC1	2,295,000	45,807
Shinhan Financial Group Co., Ltd.1	1,131,270	39,561
State Bank of India1	985,000	38,214
QBE Insurance Group Ltd.1	2,785,000	34,171
Royal Bank of Scotland Group PLC1,2	90,730,000	32,481
Samsung Card Co., Ltd.1	844,250	29,218
Deutsche Börse AG1,2	493,000	24,756
Longfor Properties Co. Ltd.1	18,279,500	17,820
Svenska Handelsbanken AB, Class A1	550,000	13,982
Kerry Properties Ltd.1	4,420,730	13,903
Hongkong Land Holdings Ltd.1	2,511,000	11,117
		14,105,337

CONSUMER DISCRETIONARY — 10.78%
Honda Motor Co., Ltd.1	28,759,250	843,221
Daimler AG (EUR denominated)1	18,117,122	802,485
Daimler AG	250,000	11,087
Hyundai Motor Co.1	2,934,390	514,734
Hyundai Mobis Co., Ltd.1	1,792,000	508,934
Kia Motors Corp.1	7,729,160	461,996
Hero MotoCorp Ltd.1	9,975,363	393,330
Li & Fung Ltd.1	234,152,000	384,430
Industria de Diseño Textil, SA1	4,125,000	353,256
adidas AG1	5,658,000	341,383
Nikon Corp.1	14,304,200	336,116
Naspers Ltd., Class N1	7,350,000	318,159
H & M Hennes & Mauritz AB, Class B1	10,428,000	311,496
Toyota Motor Corp.1	9,083,300	310,507
Volkswagen AG, nonvoting preferred1	2,134,000	282,328
British Sky Broadcasting Group PLC1	26,790,000	275,045
Nissan Motor Co., Ltd.1	27,694,800	244,746
Yamada Denki Co., Ltd.1	3,442,150	240,323
Bayerische Motoren Werke AG1	3,309,000	219,255
Ctrip.com International, Ltd. (ADR)2	6,807,000	218,913
Tata Motors Ltd.1	69,545,458	216,340
Cie. Générale des Établissements Michelin, Class B1	3,506,615	209,410
Swatch Group Ltd, non-registered shares1	498,800	163,465
Swatch Group Ltd1	478,484	28,595
PT Astra International Tbk1	23,703,500	167,415
Burberry Group PLC1	8,922,000	161,501
LVMH Moët Hennessey-Louis Vuitton SA1	980,000	129,955
Shangri-La Asia Ltd.1	64,604,000	121,722
WPP PLC1	12,808,000	118,117
Renault SA1	2,793,065	92,576
JCDecaux SA1,2	3,528,700	87,530
Suzuki Motor Corp.1	3,946,333	86,810
Carnival PLC1	2,500,000	77,359
Peugeot SA1	3,596,743	76,525
Thomson Reuters Corp.	2,800,100	75,888
Sony Corp.1	2,400,000	46,059
Belle International Holdings Ltd.1	26,700,000	45,555
Porsche Automobil Holding SE, nonvoting preferred1	850,000	40,690
LG Electronics Inc.1	640,000	36,604
Fiat SpA1	6,700,000	36,210
Carphone Warehouse Group PLC1	6,865,000	35,884
Kingfisher PLC1	9,259,650	35,494
Dongfeng Motor Group Co., Ltd., Class H1	26,200,000	34,723
Techtronic Industries Co. Ltd.1	49,318,000	33,168
Marks and Spencer Group PLC1	6,700,000	32,571
Dixons Retail PLC1,2	43,448,571	7,711
Esprit Holdings Ltd.1	1,515,122	1,838
		9,571,459

CONSUMER STAPLES — 10.14%
Nestlé SA1	25,976,200	1,427,920
Anheuser-Busch InBev NV1	20,530,623	1,088,809
Anheuser-Busch InBev NV, VVPR STRIPS1,2	10,093,238	27
British American Tobacco PLC1	23,814,999	1,009,397
Danone SA1	8,502,168	523,234
Tesco PLC1	71,905,501	420,608
Pernod Ricard SA1	4,996,672	391,780
L’Oréal SA1	3,977,600	389,215
Associated British Foods PLC1	20,755,000	355,969
Unilever NV, depository receipts1	11,221,000	355,414
Shoprite Holdings Ltd.1	25,335,000	354,726
Hengan International Group Co. Ltd.1	42,143,500	334,492
Koninklijke Ahold NV1	24,513,000	288,228
SABMiller PLC1	7,886,000	256,311
Wilmar International Ltd.1	57,879,000	229,589
Asahi Group Holdings, Ltd.1	10,716,700	226,942
Wal-Mart de México, SAB de CV, Series V	65,671,436	151,341
Coca-Cola Amatil Ltd.1	12,428,216	142,201
Tingyi (Cayman Islands) Holding Corp.1	54,414,000	133,368
Diageo PLC1	5,500,000	104,642
China Resources Enterprise, Ltd.1	31,508,000	104,088
Coca-Cola Hellenic Bottling Co. SA1	5,700,000	100,828
Japan Tobacco Inc.1	20,100	93,776
China Yurun Food Group Ltd.1	88,145,000	93,378
Wesfarmers Ltd.1	3,052,650	92,244
Olam International Ltd.1	48,950,000	83,454
Olam International Ltd.1,3	3,441,089	5,867
OJSC Magnit (GDR)1	4,500,000	84,919
Woolworths Ltd.1	3,350,626	80,063
Unilever PLC1	2,526,750	79,152
		9,001,982

INFORMATION TECHNOLOGY — 9.71%
Samsung Electronics Co. Ltd.1	2,296,709	1,608,875
Samsung Electronics Co. Ltd., nonvoting preferred1	48,800	23,310
Canon, Inc.1	20,588,700	932,093
Taiwan Semiconductor Manufacturing Co. Ltd.1	380,843,136	862,899
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,822,723	66,554
HTC Corp.1	36,492,840	801,713
ASML Holding NV1	18,181,126	631,761
Murata Manufacturing Co., Ltd.1	11,200,200	604,294
Tencent Holdings Ltd.1	19,585,000	401,738
SAP AG1	5,867,000	299,072
SAP AG (ADR)	1,380,000	69,856
Infineon Technologies AG1	49,795,000	366,713
HOYA Corp.1	10,860,000	250,275
Nokia Corp.1	40,800,000	231,108
Arm Holdings PLC1	24,885,000	212,990
Nintendo Co., Ltd.1	1,380,400	201,067
MediaTek Inc.1	15,402,625	167,820
NetEase.com, Inc. (ADR)2	4,194,900	160,077
Baidu, Inc., Class A (ADR)2	1,280,000	136,845
Hirose Electric Co., Ltd.1	1,242,300	115,445
ZTE Corp.1	31,460,000	87,393
Delta Electronics, Inc.1	33,497,563	78,402
Hon Hai Precision Industry Co., Ltd.1	32,999,120	73,665
Nippon Electric Glass Co., Ltd.1	6,750,000	61,156
Ibiden Co., Ltd.1	2,695,200	56,606
STMicroelectronics NV1	6,659,948	43,516
Keyence Corp.1	145,000	39,702
Rohm Co., Ltd.1	712,700	37,042
		8,621,987

HEALTH CARE — 9.66%
Novo Nordisk A/S, Class B1	22,139,400	2,200,923
Novartis AG1	33,256,725	1,856,043
Bayer AG1	18,850,082	1,035,925
Teva Pharmaceutical Industries Ltd. (ADR)	22,647,300	842,932
Roche Holding AG1	4,572,007	735,552
UCB SA1,4	11,918,602	507,521
CSL Ltd.1	12,729,329	363,097
Smith & Nephew PLC1	29,815,000	268,054
Shionogi & Co., Ltd.1	9,750,000	144,300
Sinopharm Group Co. Ltd., Class H1	53,840,000	141,566
Grifols, SA1,2	6,050,000	113,170
Terumo Corp.1	2,175,000	113,125
Sonova Holding AG1	1,032,909	93,208
Merck KGaA1	1,098,724	89,904
Essilor International1	1,002,000	72,211
		8,577,531

INDUSTRIALS — 8.36%
Schneider Electric SA1	12,570,156	676,759
Komatsu Ltd.1	22,789,600	492,123
Ryanair Holdings PLC (ADR)2	17,233,200	443,755
Siemens AG1	4,757,000	429,758
Atlas Copco AB, Class A1	13,569,000	239,691
Atlas Copco AB, Class B1	11,560,000	181,351
Capita Group PLC1,4	31,129,005	340,238
Adani Enterprises Ltd.1	21,074,630	222,043
Legrand SA1	6,482,000	202,076
Marubeni Corp.1	34,645,000	193,741
ASSA ABLOY AB, Class B1	8,878,000	182,770
Weir Group PLC1	7,465,000	178,863
Geberit AG1	960,000	176,482
AB Volvo, Class B1	18,000,000	175,981
European Aeronautic Defence and Space Co. EADS NV1	5,906,890	165,721
Experian PLC1	14,160,000	159,303
FANUC CORP.1	1,151,000	158,468
Meggitt PLC1	28,922,247	150,080
Kubota Corp.1	18,085,000	144,503
Vallourec SA1	2,379,000	136,355
Jardine Matheson Holdings Ltd.1	3,009,400	136,024
Noble Group Ltd.1	135,018,000	134,857
BAE Systems PLC1	31,741,703	130,862
KONE Oyj, Class B1	2,751,000	130,532
A.P. Moller-Maersk A/S, Class B1	22,111	130,149
Bureau Veritas SA1	1,807,181	129,967
Nidec Corp.1	1,415,000	113,829
Canadian National Railway Co.	1,630,000	108,931
Hutchison Port Holdings Trust1,3	163,573,000	108,218
SMC Corp.1	715,700	104,510
International Consolidated Airlines Group, SA (CDI) (GBP denominated)1,2	42,820,400	101,144
Vestas Wind Systems A/S1,2	6,176,677	100,157
Aggreko PLC1	3,786,843	95,637
ABB Ltd1	5,600,000	95,635
ITOCHU Corp.1	9,500,000	90,736
Alstom SA1	2,738,000	90,575
Nabtesco Corp.1	4,500,000	85,265
Beijing Enterprises Holdings Ltd.1	17,000,000	84,853
Air France1,2	8,160,720	59,690
SGS SA1	38,834	58,894
Wolseley PLC1	2,037,000	50,707
Fiat Industrial SpA1,2	6,700,000	49,958
Brambles Ltd.1	7,721,872	47,640
China Merchants Holdings (International) Co., Ltd.1	14,507,549	38,962
Kühne + Nagel International AG1	330,000	36,913
Qantas Airways Ltd.1,2	24,000,000	32,133
Daikin Industries, Ltd.1	795,000	22,742
		7,419,581

TELECOMMUNICATION SERVICES — 7.76%
América Móvil, SAB de CV, Series L (ADR)	84,432,402	1,864,268
América Móvil, SAB de CV, Series L	140,040,000	154,596
SOFTBANK CORP.1	49,426,900	1,446,869
MTN Group Ltd.1	36,324,200	594,296
Koninklijke KPN NV1	34,782,000	457,889
Vodafone Group PLC1	139,344,919	359,837
Telefónica, SA1	17,166,000	329,095
China Telecom Corp. Ltd., Class H1	435,672,000	271,857
TeliaSonera AB1	38,435,700	253,619
OJSC Mobile TeleSystems (ADR)	19,442,000	239,137
Portugal Telecom, SGPS, SA1	26,045,000	189,914
Bharti Airtel Ltd.1	19,740,000	150,002
Teléfonos de México, SAB de CV, Class L (ADR)	9,701,700	145,041
Axiata Group Bhd.1	69,481,000	99,308
Millicom International Cellular SA (SDR)1	940,000	94,139
Telekomunikacja Polska SA1	15,001,227	78,147
Iliad SA1	657,500	73,579
Turkcell Iletisim Hizmetleri AS1,2	12,655,000	57,394
TalkTalk Telecom Group PLC1	12,230,000	24,031
Tele Norte Leste Participações SA, ordinary nominative	427,200	4,680
		6,887,698

MATERIALS — 6.37%
Syngenta AG1	2,074,315	537,371
Linde AG1	3,095,500	412,855
Potash Corp. of Saskatchewan Inc.	8,915,000	385,306
Nitto Denko Corp.1,4	8,701,300	342,772
Holcim Ltd1	6,474,544	342,291
Impala Platinum Holdings Ltd.1	12,805,488	259,574
POSCO1	775,000	238,275
ArcelorMittal1	14,173,136	226,360
BASF SE1	3,610,000	219,037
PT Semen Gresik (Persero) Tbk1	216,182,000	202,245
Amcor Ltd.1	28,272,168	186,036
Shin-Etsu Chemical Co., Ltd.1	3,610,000	177,001
Orica Ltd.1	7,554,721	169,221
K+S AG1	3,123,000	164,201
UltraTech Cement Ltd.1	6,714,283	155,805
CRH PLC1	9,152,320	141,163
Anhui Conch Cement Co. Ltd., Class H1	50,775,000	138,054
L’Air Liquide SA, non-registered shares1	1,055,066	123,376
First Quantum Minerals Ltd.	8,490,500	113,028
JFE Holdings, Inc.1	5,164,000	104,136
Chr. Hansen Holding A/S1	4,550,000	94,375
Vale SA, ordinary nominative (ADR)	4,000,000	91,200
Svenska Cellulosa AB SCA, Class B1	7,306,260	88,833
BHP Billiton PLC1	3,000,000	79,494
Akzo Nobel NV1	1,790,000	79,132
Xstrata PLC1	6,308,000	79,111
Jindal Steel & Power Ltd.1	6,900,000	70,119
Koninklijke DSM NV1	1,515,979	65,909
Rio Tinto PLC1	1,200,000	52,998
Grasim Industries Ltd.1	1,035,000	49,333
Barrick Gold Corp.	1,050,000	48,983
Titan Cement Co. SA1	3,521,000	47,492
Formosa Chemicals & Fibre Corp.1	17,970,000	46,307
Israel Chemicals Ltd.1	3,325,000	37,932
Givaudan SA1	45,332	35,414
Vedanta Resources PLC1	2,065,497	35,173
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)2	5,104,639	16,131
		5,656,043

ENERGY — 6.12%
BP PLC1	123,652,164	741,654
Royal Dutch Shell PLC, Class B1	12,965,000	402,690
Royal Dutch Shell PLC, Class A1	3,195,000	99,201
Royal Dutch Shell PLC, Class B (ADR)	1,292,999	80,231
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	61,520
Canadian Natural Resources, Ltd.	17,722,600	520,397
INPEX CORP.1	67,300	414,730
Nexen Inc.	17,097,800	264,845
Nexen Inc. (CAD denominated)	6,258,534	97,351
OAO Gazprom (ADR)1	31,473,000	301,054
TOTAL SA1	6,518,000	287,383
Saipem SpA, Class S1	6,731,566	236,028
Crescent Point Energy Corp.	6,205,000	233,598
Cenovus Energy Inc.	6,517,498	200,706
China National Offshore Oil Corp.1	109,789,100	176,387
Cairn India Ltd.1,2	31,450,000	171,678
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	7,614,000	170,934
Coal India Ltd.1	18,935,699	127,752
Eni SpA1	6,927,000	121,710
Reliance Industries Ltd.1	6,455,000	105,147
Oil Search Ltd.1	19,000,000	102,539
Essar Energy PLC1,2	24,995,900	96,891
BG Group PLC1	3,950,000	75,217
Suncor Energy Inc.	2,944,000	75,180
Subsea 7 SA1,2	3,910,000	74,336
SeaDrill Ltd.1	2,422,459	67,086
Woodside Petroleum Ltd.1	2,107,964	65,258
China Shenhua Energy Co. Ltd., Class H1	9,210,000	36,145
Tenaris SA (ADR)	1,040,000	26,468
		5,434,116

UTILITIES — 1.95%
Power Assets Holdings Ltd.1	43,010,000	327,200
National Grid PLC1	28,990,000	287,438
Power Grid Corp. of India Ltd.1	144,130,336	286,677
Hong Kong and China Gas Co. Ltd.1	107,928,672	242,998
GDF SUEZ1	8,132,006	242,930
International Power PLC1	33,583,000	159,089
E.ON AG1	3,000,000	65,427
CEZ, a s1	1,112,000	42,851
Scottish and Southern Energy PLC1	2,125,000	42,497
SUEZ Environnement Co.1	2,291,409	31,937
		1,729,044

MISCELLANEOUS — 1.84%
Other common stocks in initial period of acquisition		1,630,994

Total common stocks (cost: $70,795,007,000)		78,635,772

	Principal amount
Bonds & notes — 0.11%	(000)

BONDS & NOTES OF U.S. GOVERNMENT AGENCY — 0.11%
Freddie Mac 1.25% 2012	$100,000	100,635

Total bonds & notes (cost: $100,601,000)		100,635

Short-term securities — 11.29%

Freddie Mac 0.09%–0.21% due 10/19/2011–8/8/2012	2,907,930	2,906,964
Fannie Mae 0.08%–0.23% due 10/20/2011–8/2/2012	2,478,624	2,477,895
Federal Home Loan Bank 0.09%–0.32% due 10/26/2011–8/22/2012	1,282,900	1,282,219
U.S. Treasury Bills 0.144%–0.225% due 11/17/2011–6/28/2012	681,100	680,955
Federal Farm Credit Banks 0.06%–0.329% due 11/23/2011–7/31/2012	270,000	269,892
BNZ International Funding Ltd. 0.32%–0.33% due 12/1–12/7/20113	169,900	169,818
National Australia Funding (Delaware) Inc. 0.165%–0.23% due 10/4–12/6/20113	94,900	94,895
Nordea North America, Inc. 0.11%–0.20% due 10/5–11/29/2011	219,700	219,651
International Bank for Reconstruction and Development 0.06%–0.09% due 10/3–11/8/2011	146,800	146,796
Bank of Nova Scotia 0.145%–0.17% due 10/3–11/29/2011	124,300	124,279
Scotiabank Inc. 0.065% due 10/24/20113	14,000	13,999
Coca-Cola Co. 0.10%–0.19% due 10/3–10/24/20113	125,000	124,997
Old Line Funding, LLC 0.17%–0.20% due 10/20–11/10/20113	115,864	115,851
Thunder Bay Funding, LLC 0.17% due 10/11/20113	7,400	7,399
General Electric Capital Corp. 0.17% due 10/18/2011	75,000	74,994
General Electric Capital Services, Inc. 0.16% due 10/17/2011	45,200	45,197
Toronto-Dominion Holdings USA Inc. 0.17%–0.18% due 10/25–11/28/20113	120,200	120,184
Nestlé Finance International Ltd. 0.10%–0.12% due 10/19/2011	110,900	110,895
Nestlé Capital Corp. 0.11% due 11/29/20113	4,700	4,699
Kells Funding, LLC 0.30%–0.31% due 11/16–11/28/20113	112,500	112,462
Barclays U.S. Funding Corp. 0.07%–0.14% due 10/3–10/21/2011	100,000	99,994
Straight-A Funding LLC 0.16% due 11/18/20113	100,000	99,976
Deutsche Bank Financial LLC 0.20%–0.28% due 10/5–10/19/2011	80,000	79,995
Toyota Motor Credit Corp. 0.17%–0.18% due 11/28–12/1/2011	78,900	78,881
Total Capital Canada Ltd. 0.077% due 10/21/20113	75,000	74,996
Variable Funding Capital Company LLC 0.17% due 10/25/20113	75,000	74,988
KfW 0.10%–0.18% due 10/21–12/22/20113	73,500	73,492
Rabobank USA Financial Corp. 0.31% due 10/6/2011	72,500	72,499
Standard Chartered Bank 0.23% due 10/25/20113	50,000	49,992
Credit Suisse New York Branch 0.28% due 11/10/2011	44,800	44,786
Caisse d’Amortissement de la Dette Sociale 0.25% due 10/12/20113	43,100	43,099
Novartis Securities Investment Ltd. 0.13%–0.18% due 11/14–11/15/20113	37,650	37,638
Commonwealth Bank of Australia 0.25% due 12/7/20113	28,500	28,487
Svenska Handelsbanken Inc. 0.10% due 10/18/20113	20,000	19,999
IBM Corp. 0.05% due 10/18/20113	15,000	15,000
Honeywell International Inc. 0.14% due 12/27/20113	11,600	11,596
Procter & Gamble Co. 0.14% due 12/16/20113	8,400	8,398

Total short-term securities (cost: $10,014,766,000)		10,017,857

Total investment securities (cost: $80,910,374,000)		88,754,264
Other assets less liabilities		18,401

Net assets		$88,772,665

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $69,206,434,000, which represented 77.96% of the net assets of the fund. This amount includes $69,097,017,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Security did not produce income during the last 12 months.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,416,050,000, which represented 1.60% of the net assets of the fund.
4Represents an affiliated company as defined under the Investment Company Act of 1940.

Key to abbreviations

ADR = American Depositary Receipts	CAD = Canadian dollars
CDI = CREST Depository Interest	EUR = Euros
GDR = Global Depositary Receipts	GBP = British pounds
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-916-1111O-S29409

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: November 30, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2011